Schedule of Investments(a)
Invesco Aerospace & Defense ETF (PPA)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Aerospace & Defense-74.61%
AAR Corp.(b)	260,947	$17,681,769
AeroVironment, Inc.(b)(c)	204,924	36,917,059
Axon Enterprise, Inc.(b)	247,952	161,709,335
Boeing Co. (The)(b)	1,986,344	350,629,443
BWX Technologies, Inc.	553,807	62,541,424
Cadre Holdings, Inc.	236,099	9,101,616
CAE, Inc. (Canada)(b)(c)	2,315,605	54,648,278
Curtiss-Wright Corp.	190,336	66,035,172
Ducommun, Inc.(b)(c)	106,838	7,305,582
Elbit Systems Ltd. (Israel)(c)	323,618	98,881,480
General Dynamics Corp.	854,318	219,542,640
General Electric Co.	2,092,273	425,924,015
HEICO Corp.(c)	330,771	79,034,423
Hexcel Corp.	547,563	35,701,108
Howmet Aerospace, Inc.	1,696,124	214,695,376
Huntington Ingalls Industries, Inc.	271,625	53,580,747
Kratos Defense & Security Solutions, Inc.(b)(c)	1,097,992	36,639,993
L3Harris Technologies, Inc.	880,223	186,616,078
Leonardo DRS, Inc.(b)(c)	1,729,566	60,794,245
Loar Holdings, Inc.(b)(c)	297,021	23,607,229
Lockheed Martin Corp.	720,322	333,473,070
Mercury Systems, Inc.(b)(c)	433,470	18,071,364
Moog, Inc., Class A	154,412	28,050,484
Northrop Grumman Corp.	545,862	265,982,177
Rocket Lab USA, Inc.(b)(c)	1,177,332	34,201,495
RTX Corp.	3,024,436	390,001,022
Spirit AeroSystems Holdings, Inc., Class A(b)(c)	843,485	28,686,925
Textron, Inc.	960,590	73,494,741
TransDigm Group, Inc.	147,247	199,275,255
Triumph Group, Inc.(b)(c)	539,733	10,114,597
V2X, Inc.(b)(c)	197,342	10,287,438
Woodward, Inc.(c)	279,289	51,738,287
		3,644,963,867
Communications Equipment-0.15%
Viasat, Inc.(b)(c)	767,689	7,385,168
Diversified Telecommunication Services-0.18%
Iridium Communications, Inc.(c)	306,107	8,800,576
Electrical Equipment-2.86%
Eaton Corp. PLC	428,192	139,778,996
Electronic Equipment, Instruments & Components-4.19%
Amphenol Corp., Class A	1,314,468	93,038,045
Keysight Technologies, Inc.(b)	202,262	36,073,428
OSI Systems, Inc.(b)(c)	87,756	17,238,788
Teledyne Technologies, Inc.(b)	98,200	50,212,606
TTM Technologies, Inc.(b)	333,496	8,200,667
		204,763,534
	Shares	Value
Industrial Conglomerates-4.49%
Honeywell International, Inc.	980,608	$219,381,622
Machinery-4.50%
Oshkosh Corp.	124,958	14,545,111
Parker-Hannifin Corp.	290,500	205,398,025
		219,943,136
Metals & Mining-0.96%
ATI, Inc.(b)	820,876	46,863,811
Professional Services-6.81%
Amentum Holdings, Inc.(b)(c)	1,202,493	25,216,278
Booz Allen Hamilton Holding Corp.	612,948	79,070,292
CACI International, Inc., Class A(b)	137,806	53,228,946
KBR, Inc.	741,209	40,336,594
Leidos Holdings, Inc.	552,496	78,471,007
Parsons Corp.(b)	331,926	26,311,774
Science Applications International Corp.(c)	277,086	30,002,872
		332,637,763
Software-1.26%
C3.ai, Inc., Class A(b)(c)	255,553	8,011,587
Palantir Technologies, Inc., Class A(b)	645,880	53,278,641
		61,290,228
Total Common Stocks & Other Equity Interests (Cost $3,917,348,520)		4,885,808,701

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $1,199,804)	1,199,804	1,199,804
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $3,918,548,324)		4,887,008,505
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.72%
Invesco Private Government Fund, 4.35%(d)(e)(f)	77,588,840	77,588,840
Invesco Private Prime Fund, 4.48%(d)(e)(f)	201,929,137	201,989,716
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $279,578,556)		279,578,556
TOTAL INVESTMENTS IN SECURITIES-105.76% (Cost $4,198,126,880)		5,166,587,061
OTHER ASSETS LESS LIABILITIES-(5.76)%		(281,341,076)
NET ASSETS-100.00%		$4,885,245,985
See accompanying notes which are an integral part of this schedule.

Invesco Aerospace & Defense ETF (PPA)—(continued)
January 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$40,230,612	$(39,030,808)	$-	$-	$1,199,804	$68,104
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	37,845,661	403,703,319	(363,960,140)	-	-	77,588,840	1,926,238 *
Invesco Private Prime Fund	97,337,606	692,504,361	(587,852,156)	17,959	(18,054)	201,989,716	5,133,029 *
Total	$135,183,267	$1,136,438,292	$(990,843,104)	$17,959	$(18,054)	$280,778,360	$7,127,371

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Communication Services-4.00%
AT&T, Inc.	98,325	$2,333,252
Verizon Communications, Inc.	53,167	2,094,248
		4,427,500
Consumer Discretionary-8.56%
Best Buy Co., Inc.	25,869	2,221,112
CarMax, Inc.(b)(c)	29,281	2,507,625
Carvana Co.(b)	9,180	2,271,866
eBay, Inc.	36,908	2,490,552
		9,491,155
Consumer Staples-19.77%
Albertson’s Cos., Inc., Class A	117,403	2,353,930
Campbell’s Co. (The)(c)	51,238	1,986,497
Church & Dwight Co., Inc.	20,170	2,128,339
General Mills, Inc.	35,184	2,115,966
Hormel Foods Corp.	74,281	2,226,944
J.M. Smucker Co. (The)	20,028	2,140,793
Kimberly-Clark Corp.	16,460	2,139,306
Kraft Heinz Co. (The)	72,693	2,169,159
Kroger Co. (The)(c)	38,964	2,401,741
McCormick & Co., Inc.	29,103	2,247,625
		21,910,300
Energy-7.54%
Hess Corp.	15,221	2,116,176
HF Sinclair Corp.	53,029	1,913,286
Kinder Morgan, Inc.	80,169	2,203,044
Williams Cos., Inc. (The)	38,241	2,119,699
		8,352,205
Health Care-10.69%
Amgen, Inc.	7,797	2,225,420
Cardinal Health, Inc.	18,653	2,306,630
Henry Schein, Inc.(b)(c)	30,446	2,435,680
Quest Diagnostics, Inc.	13,915	2,269,536
Waters Corp.(b)	6,274	2,606,722
		11,843,988
Industrials-13.56%
3M Co.	17,559	2,672,480
A.O. Smith Corp.	31,285	2,105,480
Automatic Data Processing, Inc.	7,517	2,277,726
C.H. Robinson Worldwide, Inc.	20,589	2,048,400
Carrier Global Corp.	30,131	1,969,965
Fastenal Co.	27,435	2,009,339
Lockheed Martin Corp.	4,198	1,943,464
		15,026,854
Information Technology-16.11%
Cognizant Technology Solutions Corp., Class A	28,937	2,390,486
EPAM Systems, Inc.(b)	9,573	2,431,159
	Shares	Value
Information Technology-(continued)
Fair Isaac Corp.(b)	972	$1,821,100
Hewlett Packard Enterprise Co.	105,984	2,245,801
HP, Inc.	61,197	1,988,902
Seagate Technology Holdings PLC	22,902	2,206,837
Zebra Technologies Corp., Class A(b)	5,837	2,287,754
Zoom Communications, Inc., Class A(b)	28,466	2,474,834
		17,846,873
Materials-15.42%
Amcor PLC(c)	217,093	2,110,144
Ball Corp.	37,152	2,069,366
Ecolab, Inc.	9,285	2,323,014
International Paper Co.(c)	38,150	2,122,285
LyondellBasell Industries N.V., Class A	27,216	2,060,251
Mosaic Co. (The)	88,237	2,460,930
Nucor Corp.	15,150	1,945,715
Steel Dynamics, Inc.	15,584	1,997,869
		17,089,574
Utilities-4.13%
FirstEnergy Corp.	53,791	2,140,882
NRG Energy, Inc.	23,749	2,432,847
		4,573,729
Total Common Stocks & Other Equity Interests (Cost $108,075,008)		110,562,178
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $127,854)	127,854	127,854
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $108,202,862)		110,690,032
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.24%
Invesco Private Government Fund, 4.35%(d)(e)(f)	2,831,635	2,831,635
Invesco Private Prime Fund, 4.48%(d)(e)(f)	7,408,468	7,410,691
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,242,326)		10,242,326
TOTAL INVESTMENTS IN SECURITIES-109.13% (Cost $118,445,188)		120,932,358
OTHER ASSETS LESS LIABILITIES-(9.13)%		(10,121,793)
NET ASSETS-100.00%		$110,810,565
See accompanying notes which are an integral part of this schedule.

Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)—(continued)
January 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,542,251	$(2,414,397)	$-	$-	$127,854	$1,910
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	51,560,958	(48,729,323)	-	-	2,831,635	108,701 *
Invesco Private Prime Fund	-	111,667,826	(104,256,652)	-	(483)	7,410,691	287,081 *
Total	$-	$165,771,035	$(155,400,372)	$-	$(483)	$10,370,180	$397,692

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Momentum ETF (PDP)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-3.02%
Meta Platforms, Inc., Class A	21,944	$15,123,366
Netflix, Inc.(b)	12,325	12,038,567
T-Mobile US, Inc.	62,219	14,495,160
		41,657,093
Consumer Discretionary-9.49%
Carvana Co.(b)	75,233	18,618,663
Deckers Outdoor Corp.(b)	80,145	14,214,517
DoorDash, Inc., Class A(b)	47,872	9,039,670
Garmin Ltd.	36,503	7,879,173
Murphy USA, Inc.	16,700	8,398,597
NVR, Inc.(b)	1,888	15,134,548
Royal Caribbean Cruises Ltd.	65,940	17,579,604
Tesla, Inc.(b)	18,392	7,441,403
Texas Roadhouse, Inc.	43,349	7,850,504
TJX Cos., Inc. (The)	128,450	16,029,275
Williams-Sonoma, Inc.(c)	41,142	8,696,184
		130,882,138
Consumer Staples-6.24%
BellRing Brands, Inc.(b)	107,790	8,337,556
BJ’s Wholesale Club Holdings, Inc., Class C(b)(c)	85,016	8,420,835
Coca-Cola Consolidated, Inc.	8,367	11,442,876
Costco Wholesale Corp.	20,027	19,624,057
Performance Food Group Co.(b)	115,815	10,459,253
Sprouts Farmers Market, Inc.(b)	118,073	18,695,679
US Foods Holding Corp.(b)	127,284	9,028,254
		86,008,510
Energy-3.71%
ONEOK, Inc.	84,237	8,185,310
Targa Resources Corp.	177,329	34,898,347
Williams Cos., Inc. (The)	146,258	8,107,081
		51,190,738
Financials-22.46%
Affirm Holdings, Inc.(b)	243,356	14,861,751
Ameriprise Financial, Inc.	14,851	8,069,439
Apollo Global Management, Inc.	74,896	12,805,718
Ares Management Corp., Class A	89,913	17,822,555
Arthur J. Gallagher & Co.	31,458	9,494,654
Blackstone, Inc., Class A	58,219	10,311,167
Brown & Brown, Inc.	82,475	8,631,834
Coinbase Global, Inc., Class A(b)(c)	41,341	12,043,874
Evercore, Inc., Class A	34,069	9,923,278
First Citizens BancShares, Inc., Class A(c)	4,080	8,995,135
Fiserv, Inc.(b)	124,113	26,813,372
Houlihan Lokey, Inc.(c)	49,341	8,966,247
Interactive Brokers Group, Inc., Class A	43,388	9,434,287
Jefferies Financial Group, Inc.	117,718	9,051,337
Kinsale Capital Group, Inc.(c)	49,754	21,988,283
KKR & Co., Inc., Class A	85,892	14,349,976
Mastercard, Inc., Class A	68,776	38,200,254
Primerica, Inc.	32,030	9,294,145
Robinhood Markets, Inc., Class A(b)	290,734	15,103,631
SoFi Technologies, Inc.(b)(c)	496,363	7,832,608
Unum Group	114,249	8,711,486
Visa, Inc., Class A	50,098	17,123,496
Western Alliance Bancorporation(c)	113,416	9,965,864
		309,794,391
	Shares	Value
Health Care-3.01%
Ensign Group, Inc. (The)(c)	68,825	$9,612,100
Intuitive Surgical, Inc.(b)	24,342	13,920,703
McKesson Corp.	13,816	8,217,066
Natera, Inc.(b)	55,545	9,827,021
		41,576,890
Industrials-26.52%
AAON, Inc.	68,345	7,953,991
Allison Transmission Holdings, Inc.	74,712	8,781,648
Applied Industrial Technologies, Inc.	39,323	10,225,160
Axon Enterprise, Inc.(b)	23,064	15,041,880
Beacon Roofing Supply, Inc.(b)	101,423	12,002,398
Carrier Global Corp.	117,236	7,664,890
Cintas Corp.	88,748	17,800,186
Clean Harbors, Inc.(b)	37,597	8,760,101
Comfort Systems USA, Inc.	43,560	19,024,830
Copart, Inc.(b)	558,925	32,378,525
Curtiss-Wright Corp.	22,103	7,668,415
Eaton Corp. PLC	22,616	7,382,767
EMCOR Group, Inc.	25,394	11,378,036
Fluor Corp.(b)	158,643	7,648,179
Howmet Aerospace, Inc.	140,468	17,780,439
Lennox International, Inc.	11,773	6,974,561
Leonardo DRS, Inc.(b)(c)	287,415	10,102,637
Mueller Industries, Inc.	134,758	10,612,193
Owens Corning	43,295	7,990,092
Parker-Hannifin Corp.	12,163	8,599,849
Parsons Corp.(b)(c)	81,497	6,460,267
Quanta Services, Inc.	52,859	16,259,957
Snap-on, Inc.	32,976	11,711,426
SPX Technologies, Inc.(b)	52,849	7,849,133
Trane Technologies PLC	51,326	18,618,507
United Rentals, Inc.	18,520	14,039,271
Vertiv Holdings Co., Class A	191,991	22,466,787
W.W. Grainger, Inc.	21,731	23,092,882
XPO, Inc.(b)	70,796	9,463,301
		365,732,308
Information Technology-23.70%
Amphenol Corp., Class A	451,861	31,982,722
Apple, Inc.	163,096	38,490,656
AppLovin Corp., Class A(b)	109,651	40,525,913
Broadcom, Inc.	166,460	36,832,604
Coherent Corp.(b)	80,194	7,256,755
Commvault Systems, Inc.(b)	47,839	7,618,839
CrowdStrike Holdings, Inc., Class A(b)	21,875	8,707,781
Fair Isaac Corp.(b)	7,031	13,173,000
GoDaddy, Inc., Class A(b)	38,546	8,196,807
Jabil, Inc.	63,271	10,275,843
MACOM Technology Solutions Holdings, Inc.(b)(c)	119,174	15,760,761
Manhattan Associates, Inc.(b)	34,564	7,209,705
Microsoft Corp.	27,509	11,417,886
Nutanix, Inc., Class A(b)(c)	142,158	9,775,495
NVIDIA Corp.	300,979	36,138,549
Oracle Corp.	68,663	11,676,830
Palantir Technologies, Inc., Class A(b)	277,717	22,908,875
Pure Storage, Inc., Class A(b)	130,683	8,859,001
		326,808,022
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Momentum ETF (PDP)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Materials-1.81%
Carpenter Technology Corp.	89,548	$17,288,137
Eagle Materials, Inc.	29,927	7,683,458
		24,971,595
Total Common Stocks & Other Equity Interests (Cost $1,052,391,015)		1,378,621,685
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $1,558,038)	1,558,038	1,558,038
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $1,053,949,053)		1,380,179,723
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.63%
Invesco Private Government Fund, 4.35%(d)(e)(f)	13,971,803	$13,971,803
Invesco Private Prime Fund, 4.48%(d)(e)(f)	36,054,981	36,065,797
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $50,037,600)		50,037,600
TOTAL INVESTMENTS IN SECURITIES-103.70% (Cost $1,103,986,653)		1,430,217,323
OTHER ASSETS LESS LIABILITIES-(3.70)%		(51,055,288)
NET ASSETS-100.00%		$1,379,162,035

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$876,359	$13,756,211	$(13,074,532)	$-	$-	$1,558,038	$44,506
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,239,550	179,980,504	(184,248,251)	-	-	13,971,803	425,274 *
Invesco Private Prime Fund	46,900,594	361,563,697	(372,400,328)	3,659	(1,825)	36,065,797	1,120,097 *
Total	$66,016,503	$555,300,412	$(569,723,111)	$3,659	$(1,825)	$51,595,638	$1,589,877

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Global Listed Private Equity ETF (PSP)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-84.84%
Biotechnology-0.21%
PureTech Health PLC(b)(c)	345,293	$639,012
Capital Markets-63.77%
3i Group PLC (United Kingdom)	314,718	15,152,439
Alaris Equity Partners Income (Canada)	111,850	1,534,583
Barings BDC, Inc.	76,637	775,566
Blackstone Secured Lending Fund(c)	93,292	3,131,812
Blackstone, Inc., Class A	75,999	13,460,183
Blue Owl Capital, Inc.	348,634	9,067,970
Bridgepoint Group PLC (United Kingdom)(c)(d)	1,738,408	8,145,460
Capital Southwest Corp., BDC(c)	32,633	734,569
Carlyle Group, Inc. (The)(c)	254,751	14,306,816
Chrysalis Investments Ltd. (Guernsey)(b)	1,832,311	2,340,104
CVC Capital Partners PLC (Luxembourg)(b)(c)(d)	624,685	14,821,786
EQT AB (Sweden)(c)	474,949	15,547,241
Fairfax India Holdings Corp. (India)(b)(d)	186,762	3,303,820
FS KKR Capital Corp., BDC(c)	138,901	3,248,894
Gimv N.V. (Belgium)(c)	72,345	2,859,511
Gimv N.V., Rts., expiring 02/06/2025 (Belgium)(b)(c)	72,345	66,182
Goldman Sachs BDC, Inc., BDC	57,404	737,067
Hamilton Lane, Inc., Class A	41,214	6,560,445
Integral Corp. (Japan)	59,083	1,549,439
IP Group PLC (United Kingdom)(b)(c)	2,435,479	1,588,813
JAFCO Group Co. Ltd. (Japan)	152,817	2,237,064
KKR & Co., Inc., Class A	89,940	15,026,276
Molten Ventures PLC (United Kingdom)(b)	552,858	2,170,637
Mutares SE & Co. KGaA (Germany)(c)	58,762	1,628,020
Onex Corp. (Canada)	127,998	9,851,847
P10, Inc., Class A(c)	56,493	771,694
Partners Group Holding AG (Switzerland)	9,559	14,564,726
Petershill Partners PLC (United Kingdom)(c)(d)	2,108,802	7,189,772
Ratos AB, Class B (Sweden)	746,491	2,345,980
StepStone Group, Inc., Class A	86,961	5,572,461
TPG, Inc.(c)	206,624	13,895,464
Woori Technology Investment Co. Ltd. (South Korea)(b)	127,324	640,321
		194,826,962
Diversified Consumer Services-1.21%
Graham Holdings Co., Class B	3,972	3,689,273
Financial Services-16.72%
Cannae Holdings, Inc.	35,960	710,569
Compass Diversified Holdings(c)	96,804	2,057,085
Eurazeo SE (France)	180,404	14,923,793
HAL Trust (Netherlands)	103,413	12,852,017
Kinnevik AB, Class B (Sweden)(b)(c)	735,614	5,822,241
Sofina S.A. (Belgium)(c)	58,952	14,724,060
		51,089,765
Industrial Conglomerates-1.58%
Brookfield Business Corp., Class A (Canada)(c)	111,406	2,661,590
Italmobiliare S.p.A. (Italy)(c)	77,528	2,164,159
		4,825,749
Interactive Media & Services-0.86%
IAC, Inc.(b)(c)	62,165	2,631,444
	Shares	Value
IT Services-0.49%
Digital Garage, Inc. (Japan)	58,961	$1,515,954
Total Common Stocks & Other Equity Interests (Cost $204,601,513)		259,218,159

Closed-End Funds-14.99%
Apax Global Alpha Ltd. (Guernsey)(d)	1,234,818	2,063,714
Ares Capital Corp.(c)	370,455	8,768,670
Bain Capital Specialty Finance, Inc., BDC	44,206	803,223
Blue Owl Capital Corp., BDC(c)	195,169	2,949,004
Destiny Tech100, Inc.(b)(c)	11,122	608,151
Gladstone Investment Corp.(c)	108,956	1,471,996
Golub Capital BDC, Inc.(c)	96,764	1,522,098
HBM Healthcare Investments AG (Switzerland), Class A(b)	14,080	3,087,051
Hercules Capital, Inc.(c)	76,678	1,621,740
HgCapital Trust PLC (United Kingdom)(c)	1,229,799	7,965,172
Kayne Anderson BDC, Inc.	44,628	772,064
Main Street Capital Corp.(c)	40,471	2,507,583
Morgan Stanley Direct Lending Fund	35,400	743,754
NB Private Equity Partners Ltd. (Guernsey)(c)	108,964	2,089,361
New Mountain Finance Corp., BDC	63,389	742,919
Oakley Capital Investments Ltd. (Bermuda)	485,084	2,905,793
Oaktree Specialty Lending Corp.	45,777	732,432
Partners Group Private Equity Ltd. (Guernsey)(c)	194,883	2,054,735
Schiehallion Fund Ltd. (The) (Guernsey)(b)(d)	779,146	840,959
Sixth Street Specialty Lending, Inc.	34,630	775,019
SLR Investment Corp., BDC(c)	44,734	756,452
Total Closed-End Funds (Cost $42,124,882)		45,781,890
	Shares
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(e)(f) (Cost $148,161)	148,161	148,161
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $246,874,556)		305,148,210
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.28%
Invesco Private Government Fund, 4.35%(e)(f)(g)	18,948,989	18,948,989
Invesco Private Prime Fund, 4.48%(e)(f)(g)	49,128,891	49,143,630
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $68,092,619)		68,092,619
TOTAL INVESTMENTS IN SECURITIES-122.16% (Cost $314,967,175)		373,240,829
OTHER ASSETS LESS LIABILITIES-(22.16)%		(67,713,692)
NET ASSETS-100.00%		$305,527,137

See accompanying notes which are an integral part of this schedule.

Invesco Global Listed Private Equity ETF (PSP)—(continued)
January 31, 2025
(Unaudited)
Investment Abbreviations:
BDC	-Business Development Company
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $36,365,511, which represented 11.90% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,162,867	$37,225,765	$(39,240,471)	$-	$-	$148,161	$33,404
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,815,050	139,652,339	(135,518,400)	-	-	18,948,989	571,403 *
Invesco Private Prime Fund	38,101,734	269,088,922	(258,044,248)	5,451	(8,229)	49,143,630	1,529,014 *
Total	$55,079,651	$445,967,026	$(432,803,119)	$5,451	$(8,229)	$68,240,780	$2,133,821

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
United Kingdom	13.82%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Golden Dragon China ETF (PGJ)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-21.99%
Autohome, Inc., ADR	51,244	$1,435,857
Baidu, Inc., ADR(b)	98,332	8,908,879
Bilibili, Inc., ADR(b)	89,312	1,493,297
DouYu International Holdings Ltd., ADR	10,261	160,892
Hello Group, Inc., ADR	131,660	946,635
HUYA, Inc., ADR(c)	71,970	251,895
iQIYI, Inc., ADR(b)	397,922	863,491
Kanzhun Ltd., ADR(b)	252,717	3,641,652
NetEase, Inc., ADR	60,659	6,238,778
Sohu.com Ltd., ADR(b)	26,089	328,461
Tencent Music Entertainment Group, ADR	464,946	5,570,053
Weibo Corp., ADR	77,827	764,261
Zhihu, Inc., ADR(b)(c)	37,020	129,200
		30,733,351
Consumer Discretionary-55.10%
Alibaba Group Holding Ltd., ADR	121,444	12,003,525
Atour Lifestyle Holdings Ltd., ADR	62,722	1,719,210
ATRenew, Inc., ADR(b)	96,579	255,934
Baozun, Inc., ADR(b)	34,910	112,759
China Automotive Systems, Inc.	22,888	92,696
Gaotu Techedu, Inc., ADR(b)	115,114	252,100
H World Group Ltd., ADR(c)	121,522	3,905,717
JD.com, Inc., ADR	283,855	11,558,576
Li Auto, Inc., ADR(b)(c)	155,920	3,651,646
MINISO Group Holding Ltd., ADR(c)	37,095	852,814
New Oriental Education & Technology Group, Inc., ADR(c)	78,160	3,811,082
NIO, Inc., ADR(b)(c)	991,994	4,285,414
Niu Technologies, ADR(b)	38,522	77,815
SunCar Technology Group, Inc., Class A (Hong Kong)(b)(c)	40,971	410,939
TAL Education Group, ADR(b)(c)	310,686	3,799,690
Trip.com Group Ltd., ADR(b)(c)	164,097	11,514,687
Vipshop Holdings Ltd., ADR	310,579	4,463,020
XPeng, Inc., ADR(b)(c)	195,811	2,980,243
Youdao, Inc., ADR(b)(c)	28,428	228,845
Yum China Holdings, Inc.	227,933	10,541,901
ZEEKR Intelligent Technology Holding Ltd., ADR(b)(c)	18,311	478,650
		76,997,263
Consumer Staples-1.41%
Big Tree Cloud Holdings Ltd., Class H (Cayman Islands)(b)(c)	43,284	74,448
Chanson International Holding, A Shares(b)(c)	16,409	8,817
Dada Nexus Ltd., ADR(b)	88,874	161,751
DingDong (Cayman) Ltd., ADR(b)	106,737	362,906
RLX Technology, Inc., ADR	534,107	1,185,717
Yatsen Holding Ltd., ADR(b)	54,611	173,117
		1,966,756
Financials-5.58%
FinVolution Group, ADR	146,784	1,121,430
LexinFintech Holdings Ltd., ADR	108,645	858,295
Lufax Holding Ltd., ADR	185,246	427,918
Noah Holdings Ltd., ADR	26,925	284,867
Qifu Technology, Inc., ADR	97,081	3,873,532
	Shares	Value
Financials-(continued)
Qudian, Inc., ADR(b)	151,887	$428,321
Up Fintech Holding Ltd., ADR(b)	102,952	725,812
Yiren Digital Ltd., ADR	13,797	78,367
		7,798,542
Health Care-0.84%
Jin Medical International Ltd.(b)(c)	118,748	104,486
Zai Lab Ltd., ADR(b)	39,581	1,076,208
		1,180,694
Industrials-7.33%
EHang Holdings Ltd., ADR(b)(c)	37,192	631,892
Full Truck Alliance Co. Ltd., ADR	493,186	5,553,275
ZKH Group Ltd., ADR(b)(c)	79,654	285,161
ZTO Express (Cayman), Inc., ADR	202,323	3,775,347
		10,245,675
Information Technology-4.15%
Agora, Inc., ADR(b)(c)	45,415	253,870
Canadian Solar, Inc. (Canada)(b)(c)	50,199	517,552
Daqo New Energy Corp., ADR(b)	56,154	1,005,718
GDS Holdings Ltd., ADR(b)	82,627	1,793,832
JinkoSolar Holding Co. Ltd., ADR(c)	29,547	613,691
Kingsoft Cloud Holdings Ltd., ADR(b)(c)	50,732	637,701
Tuya, Inc., ADR	101,524	251,779
Vnet Group, Inc., ADR(b)	103,915	724,288
		5,798,431
Real Estate-3.51%
KE Holdings, Inc., ADR	281,421	4,905,168
Total Common Stocks & Other Equity Interests (Cost $189,979,319)		139,625,880

Money Market Funds-0.16%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $228,442)	228,442	228,442
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $190,207,761)		139,854,322
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.34%
Invesco Private Government Fund, 4.35%(d)(e)(f)	5,894,706	5,894,706
Invesco Private Prime Fund, 4.48%(d)(e)(f)	15,535,194	15,539,855
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,434,561)		21,434,561
TOTAL INVESTMENTS IN SECURITIES-115.41% (Cost $211,642,322)		161,288,883
OTHER ASSETS LESS LIABILITIES-(15.41)%		(21,537,641)
NET ASSETS-100.00%		$139,751,242
See accompanying notes which are an integral part of this schedule.

Invesco Golden Dragon China ETF (PGJ)—(continued)
January 31, 2025
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$119,141	$8,045,316	$(7,936,015)	$-	$-	$228,442	$9,797
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,882,289	54,326,860	(62,314,443)	-	-	5,894,706	430,113 *
Invesco Private Prime Fund	36,215,873	82,422,019	(103,096,038)	3,303	(5,302)	15,539,855	1,146,878 *
Total	$50,217,303	$144,794,195	$(173,346,496)	$3,303	$(5,302)	$21,663,003	$1,586,788

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco MSCI Sustainable Future ETF (ERTH)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Automobile Components-0.07%
TYC Brother Industrial Co. Ltd. (Taiwan)	54,000	$104,433
Automobiles-16.88%
Li Auto, Inc., A Shares (China)(b)	430,459	5,066,666
Lucid Group, Inc.(b)(c)	324,278	895,007
NIO, Inc., A shares (China)(b)(c)	507,080	2,194,345
Rivian Automotive, Inc., Class A(b)(c)	260,184	3,267,911
Tesla, Inc.(b)	23,231	9,399,263
XPeng, Inc. (China)(b)(c)	431,891	3,282,435
Zhejiang Leapmotor Technology Co. Ltd. (China)(b)(d)	176,658	737,945
		24,843,572
Building Products-5.54%
Advanced Drainage Systems, Inc.	25,623	3,098,077
Kingspan Group PLC (Ireland)	53,844	3,742,994
Recticel S.A. (Belgium)(c)	14,568	152,835
ROCKWOOL A/S, Class B (Denmark)	3,256	1,155,424
		8,149,330
Chemicals-0.61%
Finolex Industries Ltd. (India)	87,428	206,363
Umicore S.A. (Belgium)(c)	68,449	690,499
		896,862
Commercial Services & Supplies-0.38%
China Everbright Environment Group Ltd. (China)	1,296,211	566,964
Construction & Engineering-0.42%
China Conch Venture Holdings Ltd. (China)	502,536	406,764
Sterling and Wilson Renewable Energy Ltd. (India)(b)(d)	36,807	139,945
West Holdings Corp. (Japan)(c)	7,151	72,732
		619,441
Diversified REITs-1.88%
American Assets Trust, Inc.(c)	16,921	410,842
Merlin Properties SOCIMI S.A. (Spain)	137,042	1,582,585
Sekisui House REIT, Inc. (Japan)	1,512	774,175
		2,767,602
Electrical Equipment-13.43%
Array Technologies, Inc.(b)(c)	52,697	386,269
ChargePoint Holdings, Inc.(b)(c)	141,943	136,578
Contemporary Amperex Technology Co. Ltd., A Shares (China)	91,900	3,276,640
CS Wind Corp. (South Korea)	8,901	254,520
Energiekontor AG (Germany)	2,441	112,824
Ginlong Technologies Co. Ltd., A Shares (China)	8,500	59,630
Goldwind Science & Technology Co. Ltd., A Shares (China)	71,500	94,797
Inox Wind Ltd. (India)(b)	205,946	397,212
Kempower OYJ (Finland)(b)(c)	6,768	75,856
LG Energy Solution Ltd. (South Korea)(b)	16,295	3,922,937
Nextracker, Inc., Class A(b)(c)	49,722	2,506,983
Nordex SE (Germany)(b)(c)	41,033	474,702
Olectra Greentech Ltd. (India)	14,370	241,800
Plug Power, Inc.(b)(c)	259,316	482,328
PNE AG (Germany)(c)	10,729	135,287
Shoals Technologies Group, Inc., Class A(b)	57,813	276,346
Signify N.V.	44,541	963,486
Sungrow Power Supply Co. Ltd., A Shares (China)	43,720	434,655
	Shares	Value
Electrical Equipment-(continued)
Sunrun, Inc.(b)(c)	77,524	$701,592
Vestas Wind Systems A/S (Denmark)(b)(c)	351,444	4,844,154
		19,778,596
Electronic Equipment, Instruments & Components-1.48%
Badger Meter, Inc.	10,200	2,181,882
Food Products-2.43%
Darling Ingredients, Inc.(b)(c)	55,149	2,065,881
Grieg Seafood ASA (Norway)(c)	17,586	116,337
SalMar ASA (Norway)	22,913	1,212,917
SLC Agricola S.A. (Brazil)	61,590	183,036
		3,578,171
Ground Transportation-1.71%
Beijing-Shanghai High Speed Railway Co. Ltd., A Shares (China)	1,035,700	816,239
BTS Group Holdings PCL, Wts., expiring 11/20/2026 (Thailand)(b)	1	0
MTR Corp. Ltd. (Hong Kong)	541,998	1,699,191
		2,515,430
Household Durables-3.80%
Beazer Homes USA, Inc.(b)(c)	10,205	226,143
Berkeley Group Holdings PLC (The) (United Kingdom)	35,361	1,695,460
KB Home	25,445	1,707,360
Meritage Homes Corp.	25,204	1,962,635
		5,591,598
Independent Power and Renewable Electricity Producers-6.38%
ACEN Corp. (Philippines)	3,490,100	185,140
Adani Green Energy Ltd. (India)(b)	72,319	828,812
Akfen Yenilenebilir Enerji A.S. (Turkey)(b)	123,765	61,972
Altus Power, Inc.(b)(c)	24,998	100,742
Audax Renovables S.A. (Spain)	55,052	87,266
BCPG PCL, NVDR (Thailand)	367,954	70,342
Boralex, Inc., Class A (Canada)	30,319	540,958
Canvest Environmental Protection Group Co. Ltd. (Hong Kong)(d)	172,689	105,176
China Datang Corp. Renewable Power Co. Ltd., H Shares (China)(c)	838,556	228,697
China Longyuan Power Group Corp. Ltd., H Shares (China)(c)	1,107,000	816,242
China Three Gorges Renewables (Group) Co. Ltd., A Shares (China)	604,500	350,090
Concord New Energy Group Ltd. (Hong Kong)(c)	1,824,745	111,588
EDP Renovaveis S.A. (Spain)(c)	108,260	1,014,975
Energix-Renewable Energies Ltd. (Israel)	95,367	311,102
Enlight Renewable Energy Ltd. (Israel)(b)	41,104	665,085
Grenergy Renovables S.A. (Spain)(b)(c)	4,588	169,518
KPI Green Energy Ltd. (India)(d)	31,065	130,751
Montauk Renewables, Inc.(b)(c)	17,469	73,020
Neoen S.A. (France)(c)(d)	23,872	987,004
Ormat Technologies, Inc.(c)	18,875	1,210,831
RENOVA, Inc. (Japan)(b)(c)	14,113	56,200
Scatec ASA (South Africa)(b)(d)	43,979	307,927
Serena Energia S.A. (Brazil)(b)	98,991	110,489
Shinfox Energy Co. Ltd., Class C (Taiwan)	36,000	124,062
Solaria Energia y Medio Ambiente S.A. (Spain)(b)(c)	28,193	221,046
Voltalia S.A. (France)(b)(c)	13,704	101,474
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Independent Power and Renewable Electricity Producers-(continued)
Xinyi Energy Holdings Ltd. (China)(c)	718,133	$73,031
XPLR Infrastructure L.P.(c)	32,447	341,991
		9,385,531
Industrial REITs-2.16%
CRE Logistics REIT, Inc. (Japan)(c)	191	185,426
Mitsubishi Estate Logistics REIT Investment Corp. (Japan)(c)	168	385,695
Nippon Prologis REIT, Inc. (Japan)	788	1,203,636
Tritax Big Box REIT PLC (United Kingdom)	771,769	1,398,144
		3,172,901
IT Services-1.10%
GDS Holdings Ltd., A Shares (China)(b)	371,700	1,004,874
Kingsoft Cloud Holdings Ltd., H shares (China)(b)(c)	734,932	608,745
		1,613,619
Machinery-2.10%
Alstom S.A. (France)(b)	120,041	2,380,883
Energy Recovery, Inc.(b)	19,962	286,255
Stadler Rail AG (Switzerland)(c)	19,056	424,640
		3,091,778
Metals & Mining-0.39%
Radius Recycling, Inc., Class A	9,188	110,348
Sims Ltd.(c)	57,037	464,708
		575,056
Office REITs-6.95%
Brandywine Realty Trust(c)	59,953	329,142
Centuria Office REIT (Australia)(c)	135,411	98,325
Cousins Properties, Inc.	52,782	1,611,434
Covivio S.A. (France)	19,282	1,026,832
Douglas Emmett, Inc.(c)	58,077	1,066,294
Embassy Office Parks REIT (India)	299,995	1,280,268
Global One Real Estate Investment Corp. (Japan)	340	231,049
Inmobiliaria Colonial SOCIMI S.A. (Spain)(c)	97,314	550,256
Japan Excellent, Inc. (Japan)(c)	420	339,970
Keppel REIT (Singapore)	866,436	545,017
Mori Hills REIT Investment Corp. (Japan)(c)	537	435,091
Paramount Group, Inc.	60,459	295,645
Vornado Realty Trust(c)	56,155	2,429,265
		10,238,588
Oil, Gas & Consumable Fuels-0.21%
REX American Resources Corp.(b)	5,487	228,918
Verbio SE (Germany)(c)	7,686	73,212
		302,130
Paper & Forest Products-3.08%
Canfor Corp. (Canada)(b)	20,412	212,682
Mercer International, Inc. (Germany)	13,774	92,699
Suzano S.A. (Brazil)	242,200	2,585,982
West Fraser Timber Co. Ltd. (Canada)	18,961	1,649,768
		4,541,131
Real Estate Management & Development-4.57%
Daiwa House Industry Co. Ltd. (Japan)	206,542	6,517,146
Platzer Fastigheter Holding AB, Class B (Sweden)	18,918	146,041
SOHO China Ltd. (China)(b)	736,793	61,684
		6,724,871
	Shares	Value
Retail REITs-6.72%
AEON REIT Investment Corp. (Japan)(c)	555	$448,934
CapitaLand Integrated Commercial Trust (Singapore)	2,022,477	2,894,907
Eurocommercial Properties N.V. (Netherlands)(c)	15,221	372,265
First Capital REIT (Canada)	36,172	415,107
Frasers Centrepoint Trust (Singapore)	435,741	685,773
Japan Metropolitan Fund Investment Corp. (Japan)	2,486	1,515,784
Klepierre S.A. (France)	74,672	2,227,692
Lendlease Global Commercial REIT (Singapore)(c)	583,825	238,276
Mapletree Pan Asia Commercial Trust (Singapore)(c)	822,309	730,281
Mercialys S.A. (France)	32,687	359,561
		9,888,580
Semiconductors & Semiconductor Equipment-11.88%
Duk San Neolux Co. Ltd. (South Korea)(b)	4,323	81,673
Enphase Energy, Inc.(b)(c)	47,156	2,936,876
First Solar, Inc.(b)(c)	35,396	5,929,538
Flat Glass Group Co. Ltd., A Shares (China)	40,000	105,636
JA Solar Technology Co. Ltd., A Shares (China)	69,808	119,797
Jinko Solar Co. Ltd., A Shares (China)	211,400	177,638
JinkoSolar Holding Co. Ltd., ADR (China)(c)	11,969	248,596
LONGi Green Energy Technology Co. Ltd., A Shares (China)	159,872	327,924
NVIDIA Corp.	52,446	6,297,191
SMA Solar Technology AG (Germany)(c)	5,439	76,203
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Tic (Turkey)(b)	62,385	76,799
SolarEdge Technologies, Inc.(b)(c)	19,884	260,480
United Renewable Energy Co. Ltd. (Taiwan)(b)	487,075	147,970
Xinyi Solar Holdings Ltd. (China)(c)	1,722,237	710,060
		17,496,381
Software-0.13%
Tuya, Inc., ADR (China)	78,845	195,536
Specialized REITs-4.79%
Digital Realty Trust, Inc.	43,065	7,056,631
Specialty Retail-0.10%
EVgo, Inc.(b)(c)	43,000	149,210
Transportation Infrastructure-0.39%
Taiwan High Speed Rail Corp. (Taiwan)	694,000	576,524
Water Utilities-0.27%
Beijing Enterprises Water Group Ltd. (China)(c)	1,412,286	392,025
Total Common Stocks & Other Equity Interests (Cost $194,496,164)		146,994,373

Money Market Funds-0.25%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(e)(f) (Cost $375,546)	375,546	375,546
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $194,871,710)		147,369,919
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.61%
Invesco Private Government Fund, 4.35%(e)(f)(g)	8,010,688	$8,010,688
Invesco Private Prime Fund, 4.48%(e)(f)(g)	20,848,549	20,854,804
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,865,492)		28,865,492
TOTAL INVESTMENTS IN SECURITIES-119.71% (Cost $223,737,202)		176,235,411
OTHER ASSETS LESS LIABILITIES-(19.71)%		(29,020,355)
NET ASSETS-100.00%		$147,215,056

Investment Abbreviations:
ADR	-American Depositary Receipt
NVDR	-Non-Voting Depositary Receipt
REIT	-Real Estate Investment Trust
Wts.	-Warrants

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $2,408,748, which represented 1.64% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$66,389	$10,796,851	$(10,487,694)	$-	$-	$375,546	$7,877
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,149,603	52,005,765	(54,144,680)	-	-	8,010,688	334,519 *
Invesco Private Prime Fund	26,746,528	99,409,024	(105,301,163)	4,531	(4,116)	20,854,804	895,288 *
Total	$36,962,520	$162,211,640	$(169,933,537)	$4,531	$(4,116)	$29,241,038	$1,237,684

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	15.19%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 BuyWrite ETF (PBP)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-101.62%
Communication Services-10.11%
Alphabet, Inc., Class A	14,510	$2,960,330
Alphabet, Inc., Class C	11,824	2,431,014
AT&T, Inc.	17,824	422,963
Charter Communications, Inc., Class A(b)	236	81,536
Comcast Corp., Class A	9,478	319,029
Electronic Arts, Inc.	596	73,254
Fox Corp., Class A	548	28,047
Fox Corp., Class B	327	15,892
Interpublic Group of Cos., Inc. (The)	935	26,806
Live Nation Entertainment, Inc.(b)	392	56,715
Match Group, Inc.	629	22,455
Meta Platforms, Inc., Class A	5,419	3,734,666
Netflix, Inc.(b)	1,060	1,035,366
News Corp., Class A	949	26,686
News Corp., Class B	287	9,084
Omnicom Group, Inc.	488	42,354
Paramount Global, Class B	1,487	16,179
Take-Two Interactive Software, Inc.(b)	407	75,503
T-Mobile US, Inc.	1,215	283,059
Verizon Communications, Inc.	10,459	411,980
Walt Disney Co. (The)	4,499	508,657
Warner Bros. Discovery, Inc.(b)	5,546	57,900
		12,639,475
Consumer Discretionary-11.63%
Airbnb, Inc., Class A(b)	1,073	140,745
Amazon.com, Inc.(b)	23,240	5,523,683
Aptiv PLC (Jersey)(b)	588	36,703
AutoZone, Inc.(b)	39	130,658
Best Buy Co., Inc.	488	41,900
Booking Holdings, Inc.	84	397,955
BorgWarner, Inc.	544	17,354
Caesars Entertainment, Inc.(b)	531	19,142
CarMax, Inc.(b)	388	33,228
Carnival Corp.(b)	2,584	71,499
Chipotle Mexican Grill, Inc.(b)	3,382	197,340
D.R. Horton, Inc.	726	103,019
Darden Restaurants, Inc.	294	57,401
Deckers Outdoor Corp.(b)	381	67,574
Domino’s Pizza, Inc.	88	39,523
eBay, Inc.	1,187	80,099
Expedia Group, Inc.(b)	306	52,311
Ford Motor Co.	9,692	97,695
Garmin Ltd.	385	83,102
General Motors Co.	2,731	135,075
Genuine Parts Co.	343	39,874
Hasbro, Inc.	326	18,856
Hilton Worldwide Holdings, Inc.	608	155,691
Home Depot, Inc. (The)	2,462	1,014,295
Las Vegas Sands Corp.	865	39,643
Lennar Corp., Class A	596	78,219
LKQ Corp.	647	24,191
Lowe’s Cos., Inc.	1,405	365,356
lululemon athletica, inc.(b)	283	117,219
Marriott International, Inc., Class A	569	165,346
McDonald’s Corp.	1,780	513,886
MGM Resorts International(b)	560	19,309
Millrose Properties, Inc.(b)(c)	277	3,064
Mohawk Industries, Inc.(b)	127	15,532
NIKE, Inc., Class B	2,956	227,316
Norwegian Cruise Line Holdings Ltd.(b)	1,092	30,958
NVR, Inc.(b)	7	56,113
	Shares	Value
Consumer Discretionary-(continued)
O’Reilly Automotive, Inc.(b)	141	$182,513
Pool Corp.	96	33,048
PulteGroup, Inc.	510	58,028
Ralph Lauren Corp.	101	25,220
Ross Stores, Inc.	825	124,212
Royal Caribbean Cruises Ltd.	616	164,226
Starbucks Corp.	2,817	303,335
Tapestry, Inc.	583	42,524
Tesla, Inc.(b)	6,937	2,806,710
TJX Cos., Inc. (The)	2,804	349,911
Tractor Supply Co.	1,330	72,299
Ulta Beauty, Inc.(b)	116	47,809
Wynn Resorts Ltd.	228	19,802
Yum! Brands, Inc.	697	90,958
		14,531,469
Consumer Staples-5.58%
Altria Group, Inc.	4,208	219,784
Archer-Daniels-Midland Co.	1,190	60,964
Brown-Forman Corp., Class B	450	14,855
Bunge Global S.A.	344	26,189
Campbell’s Co. (The)	498	19,308
Church & Dwight Co., Inc.	610	64,367
Clorox Co. (The)	308	48,873
Coca-Cola Co. (The)	9,632	611,439
Colgate-Palmolive Co.	2,026	175,654
Conagra Brands, Inc.	1,188	30,757
Constellation Brands, Inc., Class A	391	70,693
Costco Wholesale Corp.	1,096	1,073,949
Dollar General Corp.	547	38,870
Dollar Tree, Inc.(b)	504	36,968
Estee Lauder Cos., Inc. (The), Class A	584	48,723
General Mills, Inc.	1,377	82,813
Hershey Co. (The)	372	55,521
Hormel Foods Corp.	730	21,885
J.M. Smucker Co. (The)	269	28,753
Kellanova	666	54,432
Kenvue, Inc.	4,759	101,319
Keurig Dr Pepper, Inc.	2,799	89,848
Kimberly-Clark Corp.	829	107,745
Kraft Heinz Co. (The)	2,193	65,439
Kroger Co. (The)	1,655	102,014
Lamb Weston Holdings, Inc.	350	20,979
McCormick & Co., Inc.	627	48,423
Molson Coors Beverage Co., Class B	435	23,816
Mondelez International, Inc., Class A	3,325	192,817
Monster Beverage Corp.(b)	1,743	84,902
PepsiCo, Inc.	3,403	512,798
Philip Morris International, Inc.	3,864	503,093
Procter & Gamble Co. (The)	5,852	971,374
Sysco Corp.	1,224	89,254
Target Corp.	1,145	157,907
Tyson Foods, Inc., Class A	713	40,277
Walgreens Boots Alliance, Inc.	1,796	18,463
Walmart, Inc.	10,784	1,058,557
		6,973,822
Energy-3.19%
APA Corp.	930	20,395
Baker Hughes Co., Class A	2,455	113,372
Chevron Corp.	4,156	620,034
ConocoPhillips	3,217	317,936
Coterra Energy, Inc.	1,826	50,617
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Energy-(continued)
Devon Energy Corp.	1,635	$55,754
Diamondback Energy, Inc.	460	75,606
EOG Resources, Inc.	1,394	175,351
EQT Corp.	1,481	75,709
Exxon Mobil Corp.	10,916	1,166,156
Halliburton Co.	2,183	56,802
Hess Corp.	691	96,070
Kinder Morgan, Inc.	4,803	131,986
Marathon Petroleum Corp.	802	116,859
Occidental Petroleum Corp.	1,678	78,279
ONEOK, Inc.	1,453	141,188
Phillips 66	1,027	121,052
Schlumberger N.V.	3,504	141,141
Targa Resources Corp.	540	106,272
Texas Pacific Land Corp.	43	55,778
Valero Energy Corp.	782	104,006
Williams Cos., Inc. (The)	3,030	167,953
		3,988,316
Financials-14.33%
Aflac, Inc.	1,244	133,581
Allstate Corp. (The)	656	126,168
American Express Co.	1,381	438,398
American International Group, Inc.	1,552	114,320
Ameriprise Financial, Inc.	238	129,320
Aon PLC, Class A	536	198,760
Apollo Global Management, Inc.	1,114	190,472
Arch Capital Group Ltd.	932	86,741
Arthur J. Gallagher & Co.	621	187,430
Assurant, Inc.	125	26,899
Bank of America Corp.	16,581	767,700
Bank of New York Mellon Corp. (The)	1,804	155,018
Berkshire Hathaway, Inc., Class B(b)	4,549	2,131,980
BlackRock, Inc.	358	385,029
Blackstone, Inc., Class A	1,793	317,558
Brown & Brown, Inc.	593	62,063
Capital One Financial Corp.	948	193,117
Cboe Global Markets, Inc.	254	51,900
Charles Schwab Corp. (The)	3,709	306,809
Chubb Ltd.	933	253,664
Cincinnati Financial Corp.	391	53,587
Citigroup, Inc.	4,700	382,721
Citizens Financial Group, Inc.	1,094	52,042
CME Group, Inc., Class A	899	212,632
Corpay, Inc.(b)	176	66,966
Discover Financial Services	624	125,480
Erie Indemnity Co., Class A	66	26,595
Everest Group Ltd.	107	37,184
FactSet Research Systems, Inc.	96	45,543
Fidelity National Information Services, Inc.	1,339	109,088
Fifth Third Bancorp	1,666	73,820
Fiserv, Inc.(b)	1,409	304,400
Franklin Resources, Inc.	767	17,058
Global Payments, Inc.	632	71,321
Globe Life, Inc.	210	25,639
Goldman Sachs Group, Inc. (The)	777	497,591
Hartford Financial Services Group, Inc. (The)	722	80,539
Huntington Bancshares, Inc.	3,606	62,023
Intercontinental Exchange, Inc.	1,430	228,557
Invesco Ltd.(d)	1,130	21,730
Jack Henry & Associates, Inc.	183	31,858
JPMorgan Chase & Co.	6,996	1,870,031
KeyCorp	2,458	44,195
	Shares	Value
Financials-(continued)
KKR & Co., Inc., Class A	1,677	$280,176
Loews Corp.	448	38,282
M&T Bank Corp.	413	83,112
MarketAxess Holdings, Inc.	96	21,180
Marsh & McLennan Cos., Inc.	1,223	265,244
Mastercard, Inc., Class A	2,032	1,128,634
MetLife, Inc.	1,447	125,180
Moody’s Corp.	390	194,782
Morgan Stanley	3,078	426,088
MSCI, Inc.	196	116,967
Nasdaq, Inc.	1,029	84,728
Northern Trust Corp.	495	55,584
PayPal Holdings, Inc.(b)	2,492	220,741
PNC Financial Services Group, Inc. (The)	982	197,333
Principal Financial Group, Inc.	526	43,369
Progressive Corp. (The)	1,456	358,817
Prudential Financial, Inc.	880	106,269
Raymond James Financial, Inc.	451	75,984
Regions Financial Corp.	2,253	55,514
S&P Global, Inc.	793	413,478
State Street Corp.	728	73,979
Synchrony Financial	965	66,566
T. Rowe Price Group, Inc.	551	64,423
Travelers Cos., Inc. (The)	561	137,546
Truist Financial Corp.	3,294	156,860
U.S. Bancorp	3,876	185,195
Visa, Inc., Class A	4,293	1,467,347
W.R. Berkley Corp.	746	43,887
Wells Fargo & Co.	8,271	651,755
Willis Towers Watson PLC	245	80,743
		17,917,290
Health Care-10.64%
Abbott Laboratories	4,307	550,995
AbbVie, Inc.	4,391	807,505
Agilent Technologies, Inc.	716	108,488
Align Technology, Inc.(b)	177	38,782
Amgen, Inc.	1,337	381,607
Baxter International, Inc.	1,276	41,547
Becton, Dickinson and Co.	720	178,272
Biogen, Inc.(b)	357	51,383
Bio-Techne Corp.	397	29,199
Boston Scientific Corp.(b)	3,661	374,740
Bristol-Myers Squibb Co.	5,038	296,990
Cardinal Health, Inc.	604	74,691
Cencora, Inc.	434	110,327
Centene Corp.(b)	1,255	80,358
Charles River Laboratories International, Inc.(b)	124	20,430
Cigna Group (The)	695	204,476
Cooper Cos., Inc. (The)(b)	497	47,985
CVS Health Corp.	3,127	176,613
Danaher Corp.	1,594	355,048
DaVita, Inc.(b)	111	19,558
DexCom, Inc.(b)	968	84,051
Edwards Lifesciences Corp.(b)	1,465	106,139
Elevance Health, Inc.	572	226,340
Eli Lilly and Co.	1,960	1,589,717
GE HealthCare Technologies, Inc.	1,136	100,309
Gilead Sciences, Inc.	3,091	300,445
HCA Healthcare, Inc.	450	148,460
Henry Schein, Inc.(b)	313	25,040
Hologic, Inc.(b)	572	41,264
Humana, Inc.	300	87,969
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
IDEXX Laboratories, Inc.(b)	204	$86,098
Incyte Corp.(b)	399	29,590
Insulet Corp.(b)	177	49,273
Intuitive Surgical, Inc.(b)	881	503,826
IQVIA Holdings, Inc.(b)	429	86,383
Johnson & Johnson	5,980	909,857
Labcorp Holdings, Inc.	209	52,208
McKesson Corp.	315	187,346
Medtronic PLC	3,182	288,989
Merck & Co., Inc.	6,284	620,985
Mettler-Toledo International, Inc.(b)	48	65,493
Moderna, Inc.(b)	847	33,389
Molina Healthcare, Inc.(b)	137	42,526
Pfizer, Inc.	14,074	373,243
Quest Diagnostics, Inc.	280	45,668
Regeneron Pharmaceuticals, Inc.(b)	257	172,956
ResMed, Inc.	359	84,789
Revvity, Inc.	303	38,217
Solventum Corp.(b)	341	25,254
STERIS PLC	241	53,177
Stryker Corp.	851	332,988
Teleflex, Inc.	114	20,547
Thermo Fisher Scientific, Inc.	950	567,863
UnitedHealth Group, Inc.	2,288	1,241,217
Universal Health Services, Inc., Class B	140	26,398
Vertex Pharmaceuticals, Inc.(b)	639	295,014
Viatris, Inc.	2,982	33,637
Waters Corp.(b)	142	58,998
West Pharmaceutical Services, Inc.	182	62,162
Zimmer Biomet Holdings, Inc.	497	54,412
Zoetis, Inc.	1,123	191,921
		13,293,152
Industrials-8.47%
3M Co.	1,353	205,927
A.O. Smith Corp.	297	19,988
Allegion PLC	216	28,670
AMETEK, Inc.	570	105,199
Automatic Data Processing, Inc.	1,016	307,858
Axon Enterprise, Inc.(b)	182	118,697
Boeing Co. (The)(b)	1,860	328,327
Broadridge Financial Solutions, Inc.	292	69,560
Builders FirstSource, Inc.(b)	288	48,177
C.H. Robinson Worldwide, Inc.	295	29,350
Carrier Global Corp.	2,075	135,663
Caterpillar, Inc.	1,195	443,871
Cintas Corp.	850	170,484
Copart, Inc.(b)	2,179	126,229
CSX Corp.	4,793	157,546
Cummins, Inc.	339	120,769
Dayforce, Inc.(b)	394	27,872
Deere & Co.	632	301,186
Delta Air Lines, Inc.	1,591	107,027
Dover Corp.	339	69,047
Eaton Corp. PLC	979	319,585
Emerson Electric Co.	1,412	183,489
Equifax, Inc.	309	84,907
Expeditors International of Washington, Inc.	345	39,185
Fastenal Co.	1,427	104,513
FedEx Corp.	555	147,003
Fortive Corp.	863	70,188
GE Vernova, Inc.	689	256,914
Generac Holdings, Inc.(b)	142	21,205
	Shares	Value
Industrials-(continued)
General Dynamics Corp.	640	$164,467
General Electric Co.	2,692	548,010
Honeywell International, Inc.	1,611	360,413
Howmet Aerospace, Inc.	1,013	128,226
Hubbell, Inc.	130	54,991
Huntington Ingalls Industries, Inc.	99	19,529
IDEX Corp.	190	42,619
Illinois Tool Works, Inc.	666	172,601
Ingersoll Rand, Inc.	1,006	94,363
J.B. Hunt Transport Services, Inc.	199	34,073
Jacobs Solutions, Inc.	309	43,300
Johnson Controls International PLC	1,661	129,558
L3Harris Technologies, Inc.	466	98,797
Leidos Holdings, Inc.	331	47,012
Lennox International, Inc.	82	48,578
Lockheed Martin Corp.	524	242,586
Masco Corp.	537	42,573
Nordson Corp.	131	28,849
Norfolk Southern Corp.	560	142,968
Northrop Grumman Corp.	338	164,697
Old Dominion Freight Line, Inc.	462	85,752
Otis Worldwide Corp.	989	94,370
PACCAR, Inc.	1,299	144,033
Parker-Hannifin Corp.	319	225,549
Paychex, Inc.	799	117,988
Paycom Software, Inc.	119	24,700
Pentair PLC	412	42,716
Quanta Services, Inc.	362	111,355
Republic Services, Inc.	507	109,953
Rockwell Automation, Inc.	283	78,796
Rollins, Inc.	701	34,699
RTX Corp.	3,302	425,793
Snap-on, Inc.	128	45,459
Southwest Airlines Co.	1,496	45,942
Stanley Black & Decker, Inc.	386	33,995
Textron, Inc.	457	34,965
Trane Technologies PLC	557	202,052
TransDigm Group, Inc.	137	185,408
Uber Technologies, Inc.(b)	5,232	349,759
Union Pacific Corp.	1,503	372,428
United Airlines Holdings, Inc.(b)	819	86,683
United Parcel Service, Inc., Class B	1,814	207,213
United Rentals, Inc.	167	126,596
Veralto Corp.	616	63,688
Verisk Analytics, Inc.	347	99,742
W.W. Grainger, Inc.	110	116,894
Wabtec Corp.	428	88,990
Waste Management, Inc.	911	200,657
Xylem, Inc.	606	75,168
		10,587,989
Information Technology-31.22%
Accenture PLC, Class A (Ireland)	1,554	598,212
Adobe, Inc.(b)	1,089	476,383
Advanced Micro Devices, Inc.(b)	4,027	466,931
Akamai Technologies, Inc.(b)	377	37,662
Amphenol Corp., Class A	2,999	212,269
Analog Devices, Inc.	1,236	261,896
ANSYS, Inc.(b)	216	75,708
Apple, Inc.	37,548	8,861,328
Applied Materials, Inc.	2,043	368,455
Arista Networks, Inc.(b)	2,562	295,219
Autodesk, Inc.(b)	533	165,944
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Broadcom, Inc.	11,596	$2,565,847
Cadence Design Systems, Inc.(b)	677	201,489
CDW Corp.	330	65,716
Cisco Systems, Inc.	9,898	599,819
Cognizant Technology Solutions Corp., Class A	1,234	101,941
Corning, Inc.	1,911	99,525
CrowdStrike Holdings, Inc., Class A(b)	573	228,094
Dell Technologies, Inc., Class C	760	78,736
Enphase Energy, Inc.(b)	334	20,802
EPAM Systems, Inc.(b)	136	34,539
F5, Inc.(b)	139	41,319
Fair Isaac Corp.(b)	64	119,908
First Solar, Inc.(b)	270	45,230
Fortinet, Inc.(b)	1,580	159,390
Gartner, Inc.(b)	193	104,766
Gen Digital, Inc.	1,348	36,275
GoDaddy, Inc., Class A(b)	346	73,577
Hewlett Packard Enterprise Co.	3,228	68,401
HP, Inc.	2,396	77,870
Intel Corp.	10,712	208,134
International Business Machines Corp.	2,298	587,599
Intuit, Inc.	700	421,057
Jabil, Inc.	283	45,962
Juniper Networks, Inc.	824	28,725
Keysight Technologies, Inc.(b)	432	77,047
KLA Corp.	331	244,357
Lam Research Corp.	3,192	258,712
Microchip Technology, Inc.	1,336	72,545
Micron Technology, Inc.	2,752	251,092
Microsoft Corp.	18,468	7,665,328
Monolithic Power Systems, Inc.	119	75,847
Motorola Solutions, Inc.	416	195,208
NetApp, Inc.	510	62,271
NVIDIA Corp.	60,923	7,315,025
NXP Semiconductors N.V. (China)	631	131,595
ON Semiconductor Corp.(b)	1,057	55,323
Oracle Corp.	3,991	678,709
Palantir Technologies, Inc., Class A(b)	5,086	419,544
Palo Alto Networks, Inc.(b)	1,621	298,945
PTC, Inc.(b)	300	58,044
QUALCOMM, Inc.	2,756	476,595
Roper Technologies, Inc.	270	155,426
Salesforce, Inc.	2,378	812,563
Seagate Technology Holdings PLC	525	50,589
ServiceNow, Inc.(b)	513	522,429
Skyworks Solutions, Inc.	399	35,415
Super Micro Computer, Inc.(b)	1,252	35,707
Synopsys, Inc.(b)	385	202,310
TE Connectivity PLC (Switzerland)	742	109,794
Teledyne Technologies, Inc.(b)	115	58,803
Teradyne, Inc.	406	47,011
Texas Instruments, Inc.	2,269	418,880
Trimble, Inc.(b)	609	45,651
Tyler Technologies, Inc.(b)	107	64,375
VeriSign, Inc.(b)	205	44,075
Western Digital Corp.(b)	857	55,816
Workday, Inc., Class A(b)	529	138,630
Zebra Technologies Corp., Class A(b)	126	49,384
		39,017,773
Materials-1.97%
Air Products and Chemicals, Inc.	550	184,393
Albemarle Corp.	294	24,752
	Shares	Value
Materials-(continued)
Amcor PLC	3,612	$35,109
Avery Dennison Corp.	200	37,146
Ball Corp.	745	41,496
Celanese Corp.	275	19,536
CF Industries Holdings, Inc.	433	39,927
Corteva, Inc.	1,705	111,285
Dow, Inc.	1,743	68,064
DuPont de Nemours, Inc.	1,039	79,795
Eastman Chemical Co.	290	28,899
Ecolab, Inc.	626	156,619
FMC Corp.	313	17,459
Freeport-McMoRan, Inc.	3,569	127,949
International Flavors & Fragrances, Inc.	635	55,302
International Paper Co.	865	48,120
Linde PLC	1,180	526,422
LyondellBasell Industries N.V., Class A	644	48,751
Martin Marietta Materials, Inc.	147	79,986
Mosaic Co. (The)	802	22,368
Newmont Corp.	2,828	120,812
Nucor Corp.	587	75,388
Packaging Corp. of America	221	46,998
PPG Industries, Inc.	572	65,997
Sherwin-Williams Co. (The)	571	204,509
Smurfit WestRock PLC	1,230	65,301
Steel Dynamics, Inc.	348	44,614
Vulcan Materials Co.	328	89,921
		2,466,918
Real Estate-2.11%
Alexandria Real Estate Equities, Inc.	390	37,966
American Tower Corp.	1,160	214,542
AvalonBay Communities, Inc.	349	77,307
BXP, Inc.	356	26,038
Camden Property Trust	269	30,588
CBRE Group, Inc., Class A(b)	746	107,976
CoStar Group, Inc.(b)	1,020	78,132
Crown Castle, Inc.	1,077	96,155
Digital Realty Trust, Inc.	773	126,664
Equinix, Inc.	236	215,624
Equity Residential	847	59,824
Essex Property Trust, Inc.	163	46,385
Extra Space Storage, Inc.	526	81,004
Federal Realty Investment Trust	191	20,748
Healthpeak Properties, Inc.	1,741	35,969
Host Hotels & Resorts, Inc.	1,740	29,075
Invitation Homes, Inc.	1,411	43,953
Iron Mountain, Inc.	729	74,044
Kimco Realty Corp.	1,674	37,581
Mid-America Apartment Communities, Inc.	292	44,553
Prologis, Inc.	2,301	274,394
Public Storage	394	117,601
Realty Income Corp.	2,177	118,951
Regency Centers Corp.	407	29,239
SBA Communications Corp., Class A	271	53,539
Simon Property Group, Inc.	759	131,960
UDR, Inc.	750	31,305
Ventas, Inc.	1,042	62,958
VICI Properties, Inc.	2,619	77,968
Welltower, Inc.	1,469	200,489
Weyerhaeuser Co.	1,803	55,208
		2,637,740
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Utilities-2.37%
AES Corp. (The)	1,782	$19,602
Alliant Energy Corp.	641	37,742
Ameren Corp.	662	62,360
American Electric Power Co., Inc.	1,326	130,425
American Water Works Co., Inc.	487	60,700
Atmos Energy Corp.	389	55,436
CenterPoint Energy, Inc.	1,615	52,601
CMS Energy Corp.	741	48,906
Consolidated Edison, Inc.	859	80,523
Constellation Energy Corp.	774	232,184
Dominion Energy, Inc.	2,088	116,072
DTE Energy Co.	515	61,738
Duke Energy Corp.	1,916	214,573
Edison International	960	51,840
Entergy Corp.	1,063	86,188
Evergy, Inc.	567	36,384
Eversource Energy	913	52,662
Exelon Corp.	2,497	99,880
FirstEnergy Corp.	1,273	50,665
NextEra Energy, Inc.	5,110	365,672
NiSource, Inc.	1,159	43,231
NRG Energy, Inc.	505	51,732
PG&E Corp.	5,432	85,011
	Shares	Value
Utilities-(continued)
Pinnacle West Capital Corp.	285	$24,784
PPL Corp.	1,829	61,454
Public Service Enterprise Group, Inc.	1,240	103,590
Sempra	1,574	130,532
Southern Co. (The)	2,722	228,512
Vistra Corp.	845	141,985
WEC Energy Group, Inc.	781	77,522
Xcel Energy, Inc.	1,430	96,096
		2,960,602
Total Common Stocks & Other Equity Interests (Cost $94,696,084)		127,014,546
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $24,541)	24,541	24,541
TOTAL INVESTMENTS IN SECURITIES-101.64% (Cost $94,720,625)		127,039,087
OTHER ASSETS LESS LIABILITIES-(1.64)%		(2,052,765)
NET ASSETS-100.00%		$124,986,322

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Invesco Ltd.	$14,864	$5,401	$(3,606)	$7,004	$(1,933)	$21,730	$575
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	12,284	7,287,675	(7,275,418)	-	-	24,541	3,446
Total	$27,148	$7,293,076	$(7,279,024)	$7,004	$(1,933)	$46,271	$4,021

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	02/21/2025	210	$6,005	$(126,105,000)	$(2,138,850)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Quality ETF (SPHQ)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-10.41%
Electronic Arts, Inc.(b)	269,988	$33,184,225
Meta Platforms, Inc., Class A	924,391	637,071,790
Netflix, Inc.(c)	556,320	543,391,123
		1,213,647,138
Consumer Discretionary-5.68%
BorgWarner, Inc.(b)	328,971	10,494,175
Deckers Outdoor Corp.(c)	231,933	41,135,637
eBay, Inc.	526,716	35,542,796
Expedia Group, Inc.(c)	148,399	25,368,809
Lennar Corp., Class A	294,373	38,633,512
lululemon athletica, inc.(b)(c)	104,945	43,468,219
Millrose Properties, Inc.(c)(d)	156,484	1,730,707
Mohawk Industries, Inc.(c)	62,272	7,615,866
NIKE, Inc., Class B(b)	1,752,483	134,765,943
NVR, Inc.(c)	3,846	30,830,228
Pool Corp.(b)	55,154	18,986,764
Ralph Lauren Corp.	51,450	12,847,065
Ross Stores, Inc.(b)	381,052	57,371,189
TJX Cos., Inc. (The)	1,455,772	181,665,788
Ulta Beauty, Inc.(b)(c)	50,586	20,849,020
		661,305,718
Consumer Staples-12.67%
Archer-Daniels-Midland Co.	500,411	25,636,055
Costco Wholesale Corp.	488,928	479,090,769
Kellanova	364,453	29,786,744
Kenvue, Inc.	2,067,720	44,021,759
Kimberly-Clark Corp.	579,003	75,253,020
Mondelez International, Inc., Class A	1,479,767	85,811,688
Monster Beverage Corp.(c)	826,410	40,254,431
PepsiCo, Inc.	1,488,449	224,294,380
Procter & Gamble Co. (The)	2,844,471	472,153,741
		1,476,302,587
Energy-0.33%
Texas Pacific Land Corp.(b)	29,949	38,848,944
Financials-15.28%
Ameriprise Financial, Inc.	142,166	77,247,318
Arch Capital Group Ltd.	475,644	44,268,187
Cincinnati Financial Corp.	186,016	25,493,493
Erie Indemnity Co., Class A	35,809	14,429,237
Everest Group Ltd.	46,932	16,309,339
FactSet Research Systems, Inc.(b)	40,304	19,120,621
Jack Henry & Associates, Inc.(b)	78,452	13,657,709
MarketAxess Holdings, Inc.(b)	45,348	10,005,129
Mastercard, Inc., Class A	1,094,495	607,915,358
Moody’s Corp.	184,567	92,180,142
Progressive Corp. (The)	789,440	194,549,594
T. Rowe Price Group, Inc.(b)	247,656	28,955,939
Visa, Inc., Class A(b)	1,862,868	636,728,282
		1,780,860,348
Health Care-11.48%
Agilent Technologies, Inc.	321,378	48,695,195
Cencora, Inc.(b)	230,264	58,535,411
Centene Corp.(c)	686,985	43,987,650
Edwards Lifesciences Corp.(c)	684,472	49,589,996
GE HealthCare Technologies, Inc.	569,382	50,276,431
Hologic, Inc.(c)	273,567	19,735,123
IDEXX Laboratories, Inc.(c)	101,657	42,904,337
Johnson & Johnson	3,982,681	605,964,914
	Shares	Value
Health Care-(continued)
Labcorp Holdings, Inc.(b)	118,693	$29,649,511
Merck & Co., Inc.	2,715,792	268,374,566
ResMed, Inc.(b)	169,977	40,145,168
Zoetis, Inc.	470,118	80,343,166
		1,338,201,468
Industrials-17.22%
3M Co.	1,174,868	178,814,910
A.O. Smith Corp.	162,799	10,956,373
Automatic Data Processing, Inc.	610,272	184,918,519
Broadridge Financial Solutions, Inc.(b)	130,085	30,988,849
Builders FirstSource, Inc.(b)(c)	136,790	22,882,231
C.H. Robinson Worldwide, Inc.	133,985	13,330,168
Carrier Global Corp.	972,380	63,574,204
Caterpillar, Inc.	530,028	196,873,600
Cintas Corp.	432,772	86,801,080
Cummins, Inc.	172,054	61,294,237
Expeditors International of Washington, Inc.(b)	199,805	22,693,852
Fastenal Co.	813,958	59,614,284
GE Vernova, Inc.	347,728	129,660,817
General Electric Co.	1,563,380	318,257,267
Illinois Tool Works, Inc.(b)	478,496	124,007,023
Leidos Holdings, Inc.	180,880	25,690,386
Lockheed Martin Corp.	323,825	149,914,784
Parker-Hannifin Corp.	143,158	101,219,864
Paychex, Inc.(b)	460,746	68,038,362
Paycom Software, Inc.	49,400	10,253,464
Veralto Corp.	292,634	30,255,429
Verisk Analytics, Inc.	200,639	57,671,674
W.W. Grainger, Inc.	55,381	58,851,727
		2,006,563,104
Information Technology-24.49%
Adobe, Inc.(c)	593,903	259,802,867
Apple, Inc.	2,368,917	559,064,412
Applied Materials, Inc.	1,104,957	199,278,995
CDW Corp.	144,887	28,852,797
Cognizant Technology Solutions Corp., Class A	503,635	41,605,287
F5, Inc.(c)	61,767	18,360,858
Fortinet, Inc.(c)	1,270,159	128,133,640
Gartner, Inc.(c)	138,331	75,090,217
Intuit, Inc.	272,428	163,868,166
Jabil, Inc.(b)	206,233	33,494,302
Keysight Technologies, Inc.(c)	183,591	32,743,455
KLA Corp.	173,525	128,103,096
Lam Research Corp.	1,758,866	142,556,089
Microchip Technology, Inc.	594,388	32,275,268
Motorola Solutions, Inc.	253,014	118,726,820
NetApp, Inc.	344,589	42,074,317
NVIDIA Corp.	4,196,525	503,876,757
Salesforce, Inc.	959,867	327,986,554
Skyworks Solutions, Inc.(b)	209,342	18,581,196
		2,854,475,093
Materials-2.40%
Ball Corp.	506,644	28,220,071
DuPont de Nemours, Inc.	441,105	33,876,864
LyondellBasell Industries N.V., Class A	308,205	23,331,118
Martin Marietta Materials, Inc.	85,340	46,435,201
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Quality ETF (SPHQ)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
Sherwin-Williams Co. (The)	301,597	$108,019,982
Vulcan Materials Co.	146,183	40,076,069
		279,959,305
Total Common Stocks & Other Equity Interests (Cost $10,387,025,978)		11,650,163,705
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(e)(f) (Cost $2,102,708)	2,102,708	2,102,708
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $10,389,128,686)		11,652,266,413
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.02%
Invesco Private Government Fund, 4.35%(e)(f)(g)	66,294,515	$66,294,515
Invesco Private Prime Fund, 4.48%(e)(f)(g)	169,944,035	169,995,018
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $236,289,533)		236,289,533
TOTAL INVESTMENTS IN SECURITIES-102.00% (Cost $10,625,418,219)		11,888,555,946
OTHER ASSETS LESS LIABILITIES-(2.00)%		(233,611,399)
NET ASSETS-100.00%		$11,654,944,547

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,644,731	$164,611,612	$(166,153,635)	$-	$-	$2,102,708	$267,484
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	68,394,960	611,988,145	(614,088,590)	-	-	66,294,515	1,506,124 *
Invesco Private Prime Fund	175,871,563	1,352,326,184	(1,358,211,783)	33,249	(24,195)	169,995,018	4,089,228 *
Total	$247,911,254	$2,128,925,941	$(2,138,454,008)	$33,249	$(24,195)	$238,392,241	$5,862,836

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Spin-Off ETF (CSD)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-3.99%
Liberty Media Corp.-Liberty Live, Series C(b)(c)	35,958	$2,646,149
Vimeo, Inc.(b)(c)	121,107	812,628
		3,458,777
Consumer Discretionary-4.47%
PHINIA, Inc.(c)	32,555	1,656,724
Victoria’s Secret & Co.(b)(c)	60,788	2,210,252
		3,866,976
Energy-5.02%
DT Midstream, Inc.	43,034	4,349,877
Financials-2.06%
NCR Atleos Corp.(b)(c)	56,110	1,787,665
Health Care-18.88%
Embecta Corp.(c)	44,661	800,771
Enhabit, Inc.(b)(c)	38,915	326,886
Fortrea Holdings, Inc.(b)(c)	69,431	1,167,135
GE HealthCare Technologies, Inc.	72,656	6,415,525
Organon & Co.(c)	199,346	3,101,824
Solventum Corp.(b)	61,180	4,530,991
		16,343,132
Industrials-45.02%
Amentum Holdings, Inc.(b)	96,050	2,014,168
Crane Co.	24,473	4,168,241
ESAB Corp.	31,971	3,959,289
Everus Construction Group, Inc.(b)(c)	39,459	2,715,174
GE Vernova, Inc.	17,103	6,377,367
GXO Logistics, Inc.(b)(c)	84,125	3,823,481
MasterBrand, Inc.(b)	98,383	1,703,994
RXO, Inc.(b)(c)	108,284	2,777,485
U-Haul Holding Co., Series N(c)	59,445	3,848,469
Veralto Corp.	61,445	6,352,798
Vestis Corp.(c)	88,557	1,238,027
		38,978,493
Information Technology-4.83%
Consensus Cloud Solutions, Inc.(b)(c)	13,748	389,343
Kyndryl Holdings, Inc.(b)	99,801	3,788,446
		4,177,789
	Shares	Value
Materials-4.58%
Knife River Corp.(b)	38,279	$3,964,939
Real Estate-2.25%
Curbline Properties Corp.(c)	73,180	1,790,715
Orion Office REIT, Inc.(c)	39,409	159,606
		1,950,321
Utilities-8.91%
Constellation Energy Corp.	25,702	7,710,086
Total Common Stocks & Other Equity Interests (Cost $63,102,824)		86,588,055
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $36,067)	36,067	36,067
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $63,138,891)		86,624,122
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.35%
Invesco Private Government Fund, 4.35%(d)(e)(f)	4,011,250	4,011,250
Invesco Private Prime Fund, 4.48%(d)(e)(f)	10,147,256	10,150,300
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,161,550)		14,161,550
TOTAL INVESTMENTS IN SECURITIES-116.40% (Cost $77,300,441)		100,785,672
OTHER ASSETS LESS LIABILITIES-(16.40)%		(14,203,258)
NET ASSETS-100.00%		$86,582,414

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$70,755	$551,161	$(585,849)	$-	$-	$36,067	$1,254
See accompanying notes which are an integral part of this schedule.

Invesco S&P Spin-Off ETF (CSD)—(continued)
January 31, 2025
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,165,401	$30,727,046	$(27,881,197)	$-	$-	$4,011,250	$81,547 *
Invesco Private Prime Fund	2,997,649	65,379,666	(58,227,297)	195	87	10,150,300	223,934 *
Total	$4,233,805	$96,657,873	$(86,694,343)	$195	$87	$14,197,617	$306,735

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Water Resources ETF (PHO)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%(a)
Building Products-9.94%
A.O. Smith Corp.	1,216,607	$81,877,651
Advanced Drainage Systems, Inc.	618,202	74,746,804
Zurn Elkay Water Solutions Corp.(b)	1,586,710	62,579,842
		219,204,297
Chemicals-8.41%
Ecolab, Inc.	742,067	185,657,743
Commercial Services & Supplies-10.05%
Tetra Tech, Inc.	2,208,031	81,255,541
Veralto Corp.	1,358,630	140,468,756
		221,724,297
Construction & Engineering-6.12%
AECOM	788,935	83,185,306
Northwest Pipe Co.(b)(c)	39,693	1,919,554
Stantec, Inc. (Canada)	158,091	12,240,986
Valmont Industries, Inc.	113,365	37,609,972
		134,955,818
Electronic Equipment, Instruments & Components-4.46%
Badger Meter, Inc.	199,660	42,709,271
Itron, Inc.(b)(c)	518,706	55,688,276
		98,397,547
Life Sciences Tools & Services-4.52%
Waters Corp.(c)	239,865	99,659,110
Machinery-26.51%
Energy Recovery, Inc.(c)	553,927	7,943,313
Franklin Electric Co., Inc.	189,665	18,964,603
Gorman-Rupp Co. (The)	66,991	2,571,115
IDEX Corp.(b)	400,139	89,755,179
Lindsay Corp.	68,084	9,136,192
Mueller Industries, Inc.	1,142,707	89,988,176
Mueller Water Products, Inc., Class A	1,235,056	28,406,288
Pentair PLC	846,703	87,786,167
Toro Co. (The)	889,632	74,079,657
Watts Water Technologies, Inc., Class A	144,567	29,893,564
Xylem, Inc.	1,178,902	146,231,004
		584,755,258
Software-8.50%
Roper Technologies, Inc.	325,912	187,611,243
Trading Companies & Distributors-11.88%
Core & Main, Inc., Class A(c)	1,900,914	107,287,586
Ferguson Enterprises, Inc.	854,795	154,820,471
		262,108,057
	Shares	Value
Water Utilities-9.58%
American States Water Co.	231,702	$17,261,799
American Water Works Co., Inc.	673,895	83,994,273
Artesian Resources Corp., Class A	32,066	994,046
California Water Service Group	313,829	14,213,315
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR (Brazil)(b)	1,158,811	18,749,562
Consolidated Water Co. Ltd.(b)	97,462	2,551,555
Essential Utilities, Inc.	1,568,814	55,661,521
Global Water Resources, Inc.(b)	23,425	269,387
Middlesex Water Co.	97,956	4,960,492
SJW Group	223,626	11,232,734
York Water Co. (The)(b)	43,885	1,357,363
		211,246,047
Total Common Stocks & Other Equity Interests (Cost $1,720,043,229)		2,205,319,417

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $1,514,793)	1,514,793	1,514,793
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $1,721,558,022)		2,206,834,210
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.51%
Invesco Private Government Fund, 4.35%(d)(e)(f)	9,357,597	9,357,597
Invesco Private Prime Fund, 4.48%(d)(e)(f)	23,914,344	23,921,518
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,279,115)		33,279,115
TOTAL INVESTMENTS IN SECURITIES-101.55% (Cost $1,754,837,137)		2,240,113,325
OTHER ASSETS LESS LIABILITIES-(1.55)%		(34,229,743)
NET ASSETS-100.00%		$2,205,883,582

See accompanying notes which are an integral part of this schedule.

Invesco Water Resources ETF (PHO)—(continued)
January 31, 2025
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,231,808	$24,794,041	$(24,511,056)	$-	$-	$1,514,793	$60,110
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,367,978	194,684,964	(199,695,345)	-	-	9,357,597	634,343 *
Invesco Private Prime Fund	36,957,371	426,491,157	(439,527,337)	3,019	(2,692)	23,921,518	1,702,212 *
Total	$52,557,157	$645,970,162	$(663,733,738)	$3,019	$(2,692)	$34,793,908	$2,396,665

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco WilderHill Clean Energy ETF (PBW)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Aerospace & Defense-1.52%
Archer Aviation, Inc., Class A(b)	446,400	$4,218,480
Automobile Components-4.80%
Gentherm, Inc.(b)	110,007	4,196,767
QuantumScape Corp.(b)(c)	862,551	4,459,389
Solid Power, Inc.(b)(c)	3,329,209	4,627,600
		13,283,756
Automobiles-6.27%
NIO, Inc., ADR (China)(b)(c)	950,192	4,104,830
Rivian Automotive, Inc., Class A(b)(c)	311,936	3,917,916
Tesla, Inc.(b)	10,260	4,151,196
XPeng, Inc., ADR (China)(b)	341,286	5,194,373
		17,368,315
Chemicals-4.84%
Albemarle Corp.	48,841	4,111,924
Corteva, Inc.	71,843	4,689,193
Sociedad Quimica y Minera de Chile S.A., ADR (Chile)(c)	116,164	4,593,124
		13,394,241
Commercial Services & Supplies-1.38%
LanzaTech Global, Inc.(b)(c)	4,062,349	3,826,327
Construction & Engineering-5.03%
Ameresco, Inc., Class A(b)	196,721	4,451,796
Emeren Group Ltd., ADR (China)(b)(c)	756,477	1,414,612
MYR Group, Inc.(b)	28,587	4,047,062
Quanta Services, Inc.	13,055	4,015,848
		13,929,318
Electrical Equipment-28.73%
American Superconductor Corp.(b)	170,950	4,490,856
Amprius Technologies, Inc.(b)(c)	2,377,567	7,917,298
Array Technologies, Inc.(b)	771,291	5,653,563
Ballard Power Systems, Inc. (Canada)(b)(c)	2,623,702	3,568,235
Blink Charging Co.(b)(c)	923,980	1,127,256
Bloom Energy Corp., Class A(b)	175,632	4,141,402
ChargePoint Holdings, Inc.(b)(c)	3,532,754	3,399,216
Energy Vault Holdings, Inc.(b)(c)	2,543,702	4,426,041
Enovix Corp.(b)(c)	445,028	5,367,038
Eos Energy Enterprises, Inc.(b)(c)	940,334	5,397,517
Fluence Energy, Inc.(b)(c)	282,611	3,676,769
FREYR Battery, Inc. (Norway)(b)(c)	2,004,852	3,769,122
FuelCell Energy, Inc.(b)(c)	396,378	3,044,183
Nextracker, Inc., Class A(b)	123,561	6,229,946
Plug Power, Inc.(b)(c)	1,661,085	3,089,618
Preformed Line Products Co.	35,269	5,305,868
Shoals Technologies Group, Inc., Class A(b)	858,705	4,104,610
Sunrun, Inc.(b)	433,959	3,927,329
TPI Composites, Inc.(b)(c)	573,660	935,066
		79,570,933
Electronic Equipment, Instruments & Components-4.61%
Advanced Energy Industries, Inc.	37,598	4,326,778
Bel Fuse, Inc., Class B	50,548	4,099,443
Itron, Inc.(b)	40,346	4,331,546
		12,757,767
Food Products-1.70%
Darling Ingredients, Inc.(b)	125,764	4,711,119
Independent Power and Renewable Electricity Producers-7.27%
Altus Power, Inc.(b)	1,223,211	4,929,540
Brookfield Renewable Corp. (Canada)	152,331	4,065,714
	Shares	Value
Independent Power and Renewable Electricity Producers-(continued)
Ormat Technologies, Inc.	64,364	$4,128,951
ReNew Energy Global PLC, Class A (India)(b)	620,786	4,022,693
Sunnova Energy International, Inc.(b)(c)	1,157,619	2,975,081
		20,121,979
Machinery-2.78%
ESCO Technologies, Inc.	31,314	4,156,621
Hyliion Holdings Corp.(b)	1,512,901	3,555,317
		7,711,938
Metals & Mining-10.22%
Atlas Lithium Corp. (Poland)(b)(c)	216,465	1,352,906
Lifezone Metals Ltd. (Isle of Man)(b)(c)	645,767	3,777,737
Lithium Americas Corp. (Canada)(b)(c)	1,457,861	4,373,583
Lithium Argentina AG (Canada)(b)(c)	1,592,031	4,139,281
MP Materials Corp.(b)	268,340	5,892,746
Sigma Lithium Corp. (Brazil)(b)(c)	393,252	4,227,459
Standard Lithium Ltd. (Canada)(b)(c)	2,965,839	4,537,734
		28,301,446
Oil, Gas & Consumable Fuels-4.82%
Gevo, Inc.(b)	2,725,863	4,797,519
OPAL Fuels, Inc., Class A(b)(c)	1,386,756	4,229,606
REX American Resources Corp.(b)	103,482	4,317,269
		13,344,394
Passenger Airlines-1.65%
Joby Aviation, Inc.(b)(c)	552,692	4,565,236
Semiconductors & Semiconductor Equipment-13.08%
Canadian Solar, Inc. (Canada)(b)(c)	377,702	3,894,107
Enphase Energy, Inc.(b)	59,282	3,692,083
First Solar, Inc.(b)	23,710	3,971,899
JinkoSolar Holding Co. Ltd., ADR (China)	182,495	3,790,421
Monolithic Power Systems, Inc.	7,429	4,735,022
Navitas Semiconductor Corp.(b)(c)	1,381,893	4,187,136
SolarEdge Technologies, Inc.(b)(c)	286,788	3,756,923
Universal Display Corp.	29,279	4,389,508
Wolfspeed, Inc.(b)	622,262	3,814,466
		36,231,565
Specialty Retail-1.26%
EVgo, Inc.(b)	1,004,708	3,486,337
Total Common Stocks & Other Equity Interests (Cost $432,849,425)		276,823,151

Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $278,927)	278,927	278,927
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $433,128,352)		277,102,078
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.88%
Invesco Private Government Fund, 4.35%(d)(e)(f)	17,073,521	17,073,521
See accompanying notes which are an integral part of this schedule.

Invesco WilderHill Clean Energy ETF (PBW)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.48%(d)(e)(f)	43,504,380	$43,517,431
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $60,590,952)		60,590,952
TOTAL INVESTMENTS IN SECURITIES-121.94% (Cost $493,719,304)		337,693,030
OTHER ASSETS LESS LIABILITIES-(21.94)%		(60,751,087)
NET ASSETS-100.00%		$276,941,943

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$131,482	$11,073,806	$(10,926,361)	$-	$-	$278,927	$14,226
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,307,573	126,649,464	(134,883,516)	-	-	17,073,521	804,330 *
Invesco Private Prime Fund	64,624,886	230,590,691	(251,696,409)	13,695	(15,432)	43,517,431	2,132,315 *
Investments in Other Affiliates:
American Superconductor Corp.**	4,275,311	3,071,722	(7,363,248)	821,203	3,685,868	4,490,856	-
Total	$94,339,252	$371,385,683	$(404,869,534)	$834,898	$3,670,436	$65,360,735	$2,950,871

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of January 31, 2025, this security was not considered as an affiliate of the Fund.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Aerospace & Defense ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,885,808,701	$-	$-	$4,885,808,701
Money Market Funds	1,199,804	279,578,556	-	280,778,360
Total Investments	$4,887,008,505	$279,578,556	$-	$5,166,587,061
Invesco Bloomberg Analyst Rating Improvers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$110,562,178	$-	$-	$110,562,178
Money Market Funds	127,854	10,242,326	-	10,370,180
Total Investments	$110,690,032	$10,242,326	$-	$120,932,358
Invesco Dorsey Wright Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,378,621,685	$-	$-	$1,378,621,685
Money Market Funds	1,558,038	50,037,600	-	51,595,638
Total Investments	$1,380,179,723	$50,037,600	$-	$1,430,217,323
Invesco Global Listed Private Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$113,795,610	$145,422,549	$-	$259,218,159
Closed-End Funds	24,775,105	21,006,785	-	45,781,890
Money Market Funds	148,161	68,092,619	-	68,240,780
Total Investments	$138,718,876	$234,521,953	$-	$373,240,829
Invesco Golden Dragon China ETF
Investments in Securities
Common Stocks & Other Equity Interests	$139,625,880	$-	$-	$139,625,880
Money Market Funds	228,442	21,434,561	-	21,663,003
Total Investments	$139,854,322	$21,434,561	$-	$161,288,883

	Level 1	Level 2	Level 3	Total
Invesco MSCI Sustainable Future ETF
Investments in Securities
Common Stocks & Other Equity Interests	$66,653,761	$80,340,612	$-	$146,994,373
Money Market Funds	375,546	28,865,492	-	29,241,038
Total Investments	$67,029,307	$109,206,104	$-	$176,235,411
Invesco S&P 500 BuyWrite ETF
Investments in Securities
Common Stocks & Other Equity Interests	$127,011,482	$-	$3,064	$127,014,546
Money Market Funds	24,541	-	-	24,541
Total Investments in Securities	127,036,023	-	3,064	127,039,087
Other Investments - Liabilities*
Options Written	(2,138,850)	-	-	(2,138,850)
Total Investments	$124,897,173	$-	$3,064	$124,900,237
Invesco S&P 500® Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$11,648,432,998	$-	$1,730,707	$11,650,163,705
Money Market Funds	2,102,708	236,289,533	-	238,392,241
Total Investments	$11,650,535,706	$236,289,533	$1,730,707	$11,888,555,946
Invesco S&P Spin-Off ETF
Investments in Securities
Common Stocks & Other Equity Interests	$86,588,055	$-	$-	$86,588,055
Money Market Funds	36,067	14,161,550	-	14,197,617
Total Investments	$86,624,122	$14,161,550	$-	$100,785,672
Invesco Water Resources ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,205,319,417	$-	$-	$2,205,319,417
Money Market Funds	1,514,793	33,279,115	-	34,793,908
Total Investments	$2,206,834,210	$33,279,115	$-	$2,240,113,325
Invesco WilderHill Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$276,823,151	$-	$-	$276,823,151
Money Market Funds	278,927	60,590,952	-	60,869,879
Total Investments	$277,102,078	$60,590,952	$-	$337,693,030

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.